Balances and Transactions with Related Parties and Affiliated Companies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Summary of Balances and Transactions with Related Parties and Affiliated Companies
The consolidated statements of financial position and income include the following balances and transactions with related parties and affiliated companies:

	2025	2024
Balances:
Assets (current included in accounts receivable)
Due from FEMSA and its subsidiaries (See Note 5) (1) (3)	Ps. 1,035	Ps. 867
Due from The Coca-Cola Company (See Note 5) (1)	1,219	491
Total	Ps. 2,254	Ps. 1,358

	2025	2024
Liabilities (current included in suppliers and other liabilities and loans)
Due to FEMSA and its subsidiaries (2) (3)	Ps. 436	Ps. 654
Due to The Coca-Cola Company (2)	835	784
Other payables (2)	535	400
Total	Ps. 1,806	Ps. 1,838

(1) Presented within trade receivables
(2) Recorded within accounts payable and suppliers
(3) Parent

Summary of Transactions and Other Related Parties
Details of transactions between the Company and other related parties are disclosed as follows:

Transactions	2025	2024	2023
Income:
Sales to affiliated parties	Ps. 10,467	Ps. 10,185	Ps. 8,459
Expenses:
Purchases and other expenses from FEMSA	2,970	7,196	9,547
Purchases of concentrate from The Coca-Cola Company	51,740	54,502	46,461
Advertisement expenses paid to The Coca-Cola Company	980	948	869
Purchases from Jugos del Valle	7,899	4,763	3,718
Purchase of sugar from Promotora Industrial Azucarera, S.A. de C.V.	2,198	2,718	2,841
Purchase of sugar from Beta San Miguel	286	722	917
Purchase of canned products from Industria Envasadora de Queretaro, S.A. de C.V...	1,011	989	843
Purchase of inventories from Fountain Agua Mineral Ltda	2,730	1,143	638
Purchase of inventories from Leao Alimentos e Bebidas, LTDA	—	112	181
Purchase of resine from Industria Mexicana de Reciclaje, S.A. de C.V.	401	356	458
Donations to Instituto Tecnologico y de Estudios Superiores de Monterrey, A.C.	—	—	1
Donations to Fundación Femsa, A.C.	—	—	285

Schedule of Key Management Remuneration
The aggregate compensation paid to executive officers and senior management of the Company, recognized as an expense during the reporting period were as follows:

	2025	2024	2023
Current compensation and employee benefits	Ps. 1,385	Ps. 1,159	Ps. 1,091
Termination benefits	29	5	539
Shared based payments (See Note 16.2)	407	369	319